Debt issued measured at amortized cost (Tables)	3 Months Ended
Jun. 30, 2018
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
CHF million	30.6.18	31.3.18	31.12.17
Certificates of deposit	12,720	18,779	23,831
Commercial paper	28,878	23,304	23,532
Other short-term debt	3,730	4,078	3,590
Short-term debt[1]	45,328	46,162	50,953
Senior unsecured debt	33,699	34,729	32,268
of which: issued by UBS AG with original maturity greater than one year[2]	33,697	34,725	32,256
Senior unsecured debt that contributes to total loss-absorbing capacity	29,123	26,431	27,233
Covered bonds	4,029	4,105	4,112
Subordinated debt	16,931	18,030	16,555
of which: high-trigger loss-absorbing additional tier 1 capital instruments	7,119	6,898	5,187
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,359	2,342	2,383
of which: low-trigger loss-absorbing tier 2 capital instruments	6,748	8,097	8,286
of which: non-Basel III-compliant tier 2 capital instruments	705	694	700
Debt issued through the Swiss central mortgage institutions	8,357	8,349	8,345
Other long-term debt	63	77	87
of which: issued by UBS AG with original maturity greater than one year[2]	54	58	66
Long-term debt[3]	92,201	91,721	88,599
Total debt issued measured at amortized cost[4]	137,530	137,883	139,551
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features, 100% of the balance as of 30 June 2018 was unsecured (31 March 2018: 100% of the balance was unsecured; 31 December 2017: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.